Commitments and Contingencies - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 01, 2008	Jun. 30, 2018	Jun. 30, 2017
Disclosure of contingent liabilities [line items]
Contractual obligations in respect of mineral tenement leases		$ 4.3	$ 13.0
Additional cash payable when decision to mine is made	$ 6.0
Period of inactivity by the plaintiffs		5 years
Morobe Mining Joint Ventures (MMJV)
Disclosure of contingent liabilities [line items]
Contractual obligations in respect of mineral tenement leases		$ 4.2	$ 12.7
Additional cash payable when decision to mine is made	$ 4.0
Rio Tinto
Disclosure of contingent liabilities [line items]
Shares issued for purchase of rights to the royalty agreement (in shares)	3,364,675
Value of shares on transaction date	$ 23.0
Additional cash payable when decision to mine is made	$ 10.0
Liability for environmental disturbances and degradation caused before the effective date (in excess of)
Disclosure of contingent liabilities [line items]
Financial exposure		5.1
Liability for environmental disturbances and degradation caused before the effective date (in excess of) | Rand Uranium
Disclosure of contingent liabilities [line items]
Financial exposure		$ 5.1